Individual Statements of Comprehensive Income - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Individual statements of comprehensive income [abstract]
Sales revenue	$ 12,231	$ 16,226
Operating costs	(24,381)	(28,428)
Net operating margin	(12,150)	(12,202)
Selling expenses	(5,831)	(6,337)
General and administrative expenses	(12,843)	(19,251)
Research and development expenses	(18,420)	(17,586)
Impairment gain and reversal of impairment loss
Total operating expenses	(37,094)	(43,174)
Operating loss	(49,244)	(55,376)
Interest income	1,696	6,233
Other income	526	468
Other gains and losses	(7,868)	14,330
Finance costs	474	(1,480)
Total non-operating income and expenses	(5,172)	19,551
Loss before income tax	(54,416)	(35,825)
Income tax benefit	163	114
Loss for the period	(54,253)	(35,711)
Total other comprehensive income for the period
Total comprehensive loss for the period	$ (54,253)	$ (35,711)
Total basic losses per share (in New Dollars per share)	$ (1.93)	$ (1.27)
Total diluted losses per share (in New Dollars per share)	$ (1.93)	$ (1.27)